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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2000
                                               -----------------------
Check here if Amendment [  ]; Amendment Number:
                                               ---------
This Amendment (Check only one.):    [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         BVF Inc.
                 ----------------------------------
   Address:      227 West Monroe Street, Suite 4800
                 ----------------------------------
                 Chicago, Illinois 60606
                 ----------------------------------


Form 13F File Number: 28-6800
                         --------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark N. Lampert
         -------------------------------
Title:   President
         -------------------------------
Phone:   (312) 263-7777
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Mark N. Lampert          San Francisco, California    8/14/00
-------------------------    -------------------------   -------------
[Signature]                  [City, State]               [Date]

Report Type (Check only one):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary

Number of Other Included Managers:        1
                                        ---------------------
Form 13F Information Table Entry Total:   16
                                        ---------------------
Form 13F Information Table Value Total:   $249,296
                                        ---------------------
                                          (thousands)

   List of Other Included Managers:

  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        No.       Form 13F File Number        Name
         1        28-6770                     BVF Partners LP.
        ---       ---------------             ---------------------
[Repeat as necessary.]

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                                                                                                     (SEC USE ONLY)


                                                     FORM 13F INFORMATION TABLE
                                                 Name of Reporting Manager: BVF Inc.

             COLUMN 1                COLUMN 2     COLUMN 3 COLUMN 4        COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
------------------------------- ---------------- --------- --------   ----------------- ---------- --------- -----------------------
                                                            VALUE       SHRS   SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)     PRN    PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
------------------------------- ---------------- --------- --------   -------- --- ---- ---------- --------- -------- -------- -----
Advanced Magnetics Inc.         Com              00753P103    6,111    997,633   Sh       Defined      1      997,633
------------------------------------------------------------------------------------------------------------------------------------
Arqule Inc.                     Com              04269E107   12,991    670,505   Sh       Defined      1      670,505
------------------------------------------------------------------------------------------------------------------------------------
Autoimmune Inc.                 Com              052776101    4,268  2,845,109   Sh       Defined      1    2,845,109
------------------------------------------------------------------------------------------------------------------------------------
Biocryst Pharmaceuticals, Inc.  Com              09058V103   23,220    809,400   Sh       Defined      1      809,400
------------------------------------------------------------------------------------------------------------------------------------
Cortech Inc.                    Com              22051J308    3,069    355,783   Sh       Defined      1      355,783
------------------------------------------------------------------------------------------------------------------------------------
Corvas Int'l Inc.               Com              221005101   34,281  2,856,751   Sh       Defined      1    2,856,751
------------------------------------------------------------------------------------------------------------------------------------
Epimmune Inc.                   Com              29425Y101    3,029    475,100   Sh       Defined      1      475,100
------------------------------------------------------------------------------------------------------------------------------------
Flamel Technologies S.A.    Sponsored ADR        338488109    4,266    812,500   Sh       Defined      1      812,500
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Immunogen                       Com              45243H101      223     18,500   Sh       Defined      1       18,500
------------------------------------------------------------------------------------------------------------------------------------
Microcide Pharmaceuticals, Inc. Com              595018102    8,847  1,025,707   Sh       Defined      1    1,025,707
------------------------------------------------------------------------------------------------------------------------------------
Neurocrine Bioscience Inc.      Com              64125C109   37,280  1,408,309   Sh       Defined      1    1,408,309
------------------------------------------------------------------------------------------------------------------------------------
Neurogen Corp.                  Com              64124E106   22,674    785,249   Sh       Defined      1      785,249
------------------------------------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals Inc.        Com              671040103   73,181  2,539,891   Sh       Defined      1    2,539,891
------------------------------------------------------------------------------------------------------------------------------------
Paradigm Genetics Inc.          Com              69900R106    4,350    356,900   Sh       Defined      1      356,900
------------------------------------------------------------------------------------------------------------------------------------
Synaptic Pharmaceutical Corp.   Com              87156R109    5,693  1,110,783   Sh       Defined      1    1,110,783
------------------------------------------------------------------------------------------------------------------------------------
Elan PLC                        ADR              284131208    5,813    120,000   Sh  Put  Defined      1      120,000
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                       249,296

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